Concentration of Credit Risk (Details) - Schedule of Single Customers Total Revenue	6 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Customer Concentration Risk [Member] | Group’s Purchase [Member] | Supplier I [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	10.41%			[1]
Customer Concentration Risk [Member] | Customer A [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	14.88%		11.95%		18.03%		19.70%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						[2]	44.98%
Customer Concentration Risk [Member] | Customer B [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	10.76%		10.73%		17.53%			[2]
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						[2]	12.81%
Customer Concentration Risk [Member] | Customer B [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]			28.50%	[1]		[2]
Customer Concentration Risk [Member] | Customer C [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						[2]	10.53%			[2]
Customer Concentration Risk [Member] | Customer I [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						[2]		[2]	13.02%
Customer Concentration Risk [Member] | Customer I [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]			26.44%		15.08%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						[2]	17.15%
Customer Concentration Risk [Member] | Customer E [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	15.14%			[1]
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	47.70%				32.10%			[2]
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	13.16%				19.52%	[1]		[2]
Customer Concentration Risk [Member] | Customer G [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	10.66%
Customer Concentration Risk [Member] | Customer G [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]			16.72%			[2]
Customer Concentration Risk [Member] | Customer H [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	12.60%	[1]
Customer Concentration Risk [Member] | Customer H [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						[2]	10.61%
Customer Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]			13.22%		17.29%
Supplier Concentration Risk [Member] | Group’s Purchase [Member] | Supplier A [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	19.39%		17.02%		20.59%			[2]
Supplier Concentration Risk [Member] | Group’s Purchase [Member] | Supplier B [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	13.15%		15.63%		17.52%		15.97%		20.81%
Supplier Concentration Risk [Member] | Group’s Purchase [Member] | Supplier C [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage					11.04%			[2]		[2]
Supplier Concentration Risk [Member] | Group’s Purchase [Member] | Supplier H [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	10.85%			[1]
Supplier Concentration Risk [Member] | Group’s Purchase [Member] | Supplier J [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	25.68%			[1]
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier C [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage					34.66%			[2]
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier D [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						[2]	15.82%
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier E [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						[2]	24.58%
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier F [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						[2]	16.92%
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier K [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage					23.66%			[2]
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier L [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage					10.69%			[2]
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier M [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage					10.13%			[2]
Supplier Concentration Risk [Member] | Advance [Member] | Supplier A [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	12.77%					[1]
Supplier Concentration Risk [Member] | Advance [Member] | Supplier G [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						[2]	12.02%
Supplier Concentration Risk [Member] | Advance [Member] | Supplier H [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]			22.38%			[2]
Supplier Concentration Risk [Member] | Advance [Member] | Supplier I [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]			18.13%			[2]
Supplier Concentration Risk [Member] | Advance [Member] | Supplier J [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	10.12%				12.32%			[2]

[1]	represent percentage less than 10%
[2]	represent percentage less than 10%